Net financial loss (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Analysis of income and expense [abstract]
Interests and gains on financial assets	€ 564	€ 1,620		€ 1,582
Unrealized gains on financials assets	313	4,063		0
Foreign exchange gains	3,978	5,568		4,068
Other financial income	0	18		352
Financial income	4,855	11,269	[1]	6,002
Foreign exchange losses	(5,557)	(4,772)		(3,851)
Unrealized losses on financial assets	(865)	0		(3,942)
Interest on financial liabilities	(341)	(204)		(102)
Other financial expenses	0	(1)		(534)
Financial expenses	(6,763)	(4,976)	[1]	(8,429)
Net financial income (loss)	€ (1,908)	€ 6,293		€ (2,427)

[1]	The consolidated financial statements as of and for the year ended December 31, 2019 reflect the impacts of the adoption of IFRS 16 that became applicable on January 1, 2019. The Company applied the modified retrospective transition method. As a consequence, the comparative consolidated financial information as of and for the year ended December 31, 2018 has not been restated. See Note 2.f for more details on the impact of the transition.